PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	Rp 11,411	Rp 10,043	Rp 9,862
Net periodic pension benefit cost	1,854	1,691	1,764
Actuarial (gain) losses recognized in OCI	(323)	755	(1,412)
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,139	1,064
Net periodic pension benefit cost	192	232	217
Actuarial (gain) losses recognized in OCI	Rp 5	Rp 107	Rp 41